Cost-method Investments, Description: Schedule of Cost Method Investments (Tables)	12 Months Ended
Aug. 31, 2015
Tables/Schedules
Schedule of Cost Method Investments

5/11/2012
Tangible Assets
Equipment	$ 23,000
Supplies	$ 1,000
Inventory	$ 1,000
Total Tangible Assets purchased	$ 25,000

Intangible Assets
Goodwill	$ 5,000
Intellectual Property (10 patents, 2 trademarks, network
systems, wind turbine monitoring system, URL)	$1,467,500
Restrictive Covenant	$ 2,500
Total Intangible assets purchased	$1,475,000